UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                                Pursuant to
                                Rule 24f-2


1.    Name and address of issuer:

            PC&J Preservation Fund
            300 Old Post Office
            120 West Third Street
            Dayton Ohio 45402-1819

2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities for the issuer, check the box but do not list series
      or classes):     / X /

3.    Investment Company Act File Number:     811-4204

      Securities Act File Number:             2-895285

4(a). Last day of fiscal year for which this Form is filed:

            December 31, 1999


4(b). /_ /  Check box if this Form is being filed late (i.e., more than
            90 days after the end of the issuer's fiscal year).


4(c). /_ /  Check box if this is the last time the issuer will be filing this Form.

5.    Calculation of registration fee:

      (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
                                                                $  4,500,396
                                                                _____________

      (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:
                                                $ 3,210,935
                                                _____________

      (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

                                                 $        0
                                                 ____________

      (iv)  Total available redemption credits [add Items 5(ii) and 5(iii)]:

                                                                $ 3,210,935
                                                                ____________
      (v)
            Net sales-if Item 5(i) if greater than Item 5(iv)
            [subtract Item (iv) from Item 5(i)]:
                                                                $ 1,289,461
                                                                ____________

      (vi) Redemption credits available for use in future years-if Item 5(i) is less than Item 5(iv)[subtract Item5(iv) from Item 5(I)]:

                                                 $(  0  )
                                                _____________

      (vii) Multiplier for determining registration fees :

                                                                x.000264
                                                                ____________

      (viii)Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter `0' if no fee is due):

                                                                = $ 340.42
                                                                ____________

6. If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: 0 .

      If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
      in future fiscal years, then state that number here:     0  .

7.    Interest due-if this Form is being filed more than 90
      days after the end of the issuer's fiscal year:
                                                                +  $  0
                                                                ____________

8.    Total of the amount of the registration fee due plus
      any interest due [line 5(viii) plus line 7]:             =$ 340.42
                                                              _______________

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

            Method of Delivery:

               / X /     Wire Transfer     March 20, 2000

               / _ /     Mail or other means


                                SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title) /s/
                         _____________________________
                         JAMES M. JOHNSON, Secretary

Date     March 24, 2000
     _____________________